Intangible Asset (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 02, 2017	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 2,017	$ 1,400	$ 1,400
Intangible assets acquired			$ 10,648,378
Intangible asset, useful life			9 years
Intellectual Property [Member] | Wagner Bartosch, Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Value of shares issued for acquiring	$ 75,000
Amortization period	10 years
Cannabis Cultivation License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired			$ 10,637,000